Financial instruments - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Assets
Cash and cash equivalents	$ 9,015	$ 8,495	$ 9,256
Investments in equity shares and funds	354	279
Other investments, including loans	540	609
Trade and other financial receivables	3,635	3,342
Loans to equity accounted units	682	509
Forward, option and embedded derivatives contracts	11	27
Derivatives related to net debt	169	24
Liabilities
Trade and other financial payables	(7,672)	(6,536)
Forward, option and embedded derivatives contracts	(222)	(180)
Derivatives related to net debt	(238)	(367)
Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	187	61
Liabilities
Forward, option and embedded derivatives contracts	(163)	(156)
Held at amortised cost
Assets
Cash and cash equivalents	5,982	3,602
Investments in equity shares and funds	0	0
Other investments, including loans	135	104
Trade and other financial receivables	2,548	1,948
Loans to equity accounted units	682	509
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	(7,627)	(6,392)
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Held at amortised cost | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	0	0
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 1 | Fair value
Assets
Cash and cash equivalents	3,033	4,893
Investments in equity shares and funds	119	96
Other investments, including loans	115	230
Trade and other financial receivables	10	15
Loans to equity accounted units	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Level 1 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	0	0
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 2 | Fair value
Assets
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,077	1,379
Loans to equity accounted units	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	169	24
Liabilities
Trade and other financial payables	(45)	(144)
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	(238)	(367)
Level 2 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	17	42
Liabilities
Forward, option and embedded derivatives contracts	(47)	(48)
Level 3 | Fair value
Assets
Cash and cash equivalents	0	0
Investments in equity shares and funds	235	183
Other investments, including loans	290	275
Trade and other financial receivables	0	0
Loans to equity accounted units	0	0
Forward, option and embedded derivatives contracts	11	27
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	0	0
Forward, option and embedded derivatives contracts	(222)	(180)
Derivatives related to net debt	0	0
Level 3 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	170	19
Liabilities
Forward, option and embedded derivatives contracts	$ (116)	$ (108)